Stock-based Compensation	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based compensation
12. Stock-based compensation
The Company has issued nonqualified stock options, restricted stock units, and performance share units under the Advantage Solutions Inc. 2020 Incentive Award Plan (the “Plan”). As of March 31, 2021, the number of nonqualified stock options outstanding was immaterial. Our restricted stock units and performance share units, as described below, are expensed and reported as non-vested
shares. We recognized share-based compensation expense of $8.7 million in the three months ended March 31, 2021.
Performance Stock Units
Performance restricted stock units (“PSUs”) are subject to the achievement of certain performance conditions based on the Company’s Adjusted EBITDA and revenues targets in the respective measurement period and the recipient’s continued service to the Company. The PSUs are scheduled to vest over a three-year period from the date of grant and may vest from 0% to 150% of the number of shares set forth in the table below
.
During the three months ended March 31, 2021, the following activity involving PSUs occurred under the Plan:

	Number of PSUs	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2021	—	$—
Granted	2,594,566	$13.21
Vested	24,784	$13.33
Forfeited	—	$—

Outstanding at March 31, 2021	2,569,782	$13.21

Restricted Stock Units
Restricted stock units (“RSUs”) are subject to the recipient’s continued service to the Company. The RSUs are generally scheduled to vest over three years (though RSUs associated with 125,000 shares of Class A common stock are scheduled to vest over two years) and are subject to the provisions of the agreement under the Plan.
During the three months ended March 31, 2021, the following activity involving RSUs occurred under the Plan:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2021	—	$—
Granted	1,745,087	$13.19
Vested	—	$—
Forfeited	23,810	$13.33

Outstanding at March 31, 2021	1,721,277	$13.18

As of March 31, 2021, the total remaining unrecognized compensation cost related to non-vested PSUs, and RSUs amounted to $29.1 million, $21.1 million, respectively, which will be amortized over the weighted-average remaining requisite service periods of 2.8 years, and 2.7 years, respectively.
Joint Venture – Preferred Dividends
The Company also has cumulative preferred dividends, undeclared and unpaid associated with its joint venture. These preferred shares do not represent a participating security, but preference dividends would be considered in determining income available to common stockholders. The amount of the preference dividends was immaterial to all periods presented.